Equity - Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions (FY) (Details) - $ / shares	6 Months Ended	12 Months Ended
	Dec. 31, 2019	Jun. 30, 2018
Equity [Abstract]
Risk-free rate of return	1.68%	2.60%
Expected life of award	6 months 25 days	5 years
Expected dividend yield	0.00%	0.00%
Expected volatility of stock	129.00%	86.00%
Weighted-average grant date fair value		$ 18.72